Time Deposit Maturities	12 Months Ended
Dec. 31, 2017
Maturities of Time Deposits [Abstract]
Time Deposit Maturities
Time Deposit Maturities
Following is a table of maturities for time deposits outstanding on December 31, 2017, which include Certificates of deposit under $100,000, Other time, and Certificates of deposit $100,000 and more. Certificates of deposit in increments of $100,000 or more totaled $2.0 billion on December 31, 2017, of this amount $1.0 billion represents Certificates of deposit of $250,000 and more. Time deposits are included in Interest-bearing deposits on the Consolidated Statements of Condition.

(Dollars in thousands)
2018	$2,001,083
2019	612,010
2020	155,788
2021	131,580
2022	406,963
2023 and after	15,497
Total	$3,322,921